Loans payable - Bank Loans (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Loans payable
Short Term	$ 11,419,486
Long Term	131,774,065
Total, net	143,193,551
Unamortized capitalized financing costs	3,058,586
Total	146,252,137
TMS device loans
Loans payable
Short Term	6,696
Total, net	6,696
Total	6,696
Credit Facility
Loans payable
Short Term	0
Long Term	131,595,084
Total, net	131,595,084
Unamortized capitalized financing costs	2,907,505
Total	134,502,589
Promissory notes
Loans payable
Short Term	7,412,790
Long Term	178,981
Total, net	7,591,771
Unamortized capitalized financing costs	151,081
Total	7,742,852
Neuronetics Note
Loans payable
Short Term	4,000,000
Long Term	0
Total, net	4,000,000
Total	$ 4,000,000	$ 5,200,000